Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Current assets
Cash and cash equivalents	$ 1,764	$ 5,028
Prepaid expenses and other current assets	922	2,667
Total current assets	2,686	7,695
Non-current assets
Right to use asset	20	35
Other assets		49
Total non-current assets	20	84
Total assets	2,706	7,779
Current liabilities
Accounts payable and accrued liabilities	845	2,836
Lease liability - current, including interest	28	40
Other current liabilities		3
Total current liabilities	873	2,879
Non-current liabilities
Lease liability - non-current		7
Warrant liability	1,138	1,564
Total non-current liabilities	1,138	1,571
Total liabilities	2,011	4,450
Shareholders’ Equity
Capital stock	219,606	219,499
Stock option reserve	24,126	23,841
Accumulated deficit	(242,334)	(239,318)
Total equity attributable to owners of the Company	1,398	4,022
Non-controlling interest	(703)	(693)
Total equity	695	3,329
Total liabilities and equity	2,706	$ 7,779
Commitments and Contingent Liabilities (Note 12)